Shareholder Report, Holdings (Details) - NICHOLAS FUND INC	Sep. 30, 2025
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	34.52%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.61%
Financials
Holdings [Line Items]
Percent of Net Asset Value	11.59%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.19%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.34%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.81%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.01%
Materials
Holdings [Line Items]
Percent of Net Asset Value	3.11%
Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.82%
Alphabet Inc. Class C
Holdings [Line Items]
Percent of Net Asset Value	5.40%
NVIDIA Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.19%
Microsoft Corporation
Holdings [Line Items]
Percent of Net Asset Value	5.08%
Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.61%
Apple Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.59%
TJX Companies Inc
Holdings [Line Items]
Percent of Net Asset Value	2.29%
Home Depot, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.14%
Costco Wholesale Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.96%
S&P Global, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.94%
O'Reilly Automotive, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.91%
Total of top ten
Holdings [Line Items]
Percent of Net Asset Value	34.11%